Share-Based Compensation - Summary of Stock Options Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	1.52%	0.97%	0.51%
Risk-free interest rate maximum	3.94%	2.07%	1.90%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range Minimum	48.20%	47.67%	44.90%
Expected volatility range Maximum	56.00%	72.98%	49.30%
Exercise multiple	$ 2.8		$ 2.2
Contractual life	10 years	10 years	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value per ordinary share as at valuation dates	$ 9.29	$ 30.5	$ 27.15
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value per ordinary share as at valuation dates	$ 0.013	$ 9.53	$ 9.41